SCHEDULE OF REVENUE RECOGNITION (Details) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Product Information [Line Items]
Total net revenue	$ 2,350,386	$ 298,484	$ 7,154,429		$ 319,143		$ 2,532,499		$ 4,803
Health Care, Patient Service [Member]
Product Information [Line Items]
Total net revenue			6,259,806	[1]	248,654	[1]	2,199,558	[2]		[2]
Histology Service Fees [Member]
Product Information [Line Items]
Total net revenue			811,914		31,854
Health Care, Other [Member]
Product Information [Line Items]
Total net revenue			50,136		2,393		19,324
Department of Defense Observational Studies [Member]
Product Information [Line Items]
Total net revenue			8,654		14,250
Other Revenues [Member]
Product Information [Line Items]
Total net revenue			$ 23,919	[3]	$ 21,992	[3]	21,515	[4]	4,803	[4]
Histology Fees [Member]
Product Information [Line Items]
Total net revenue							272,660
Department Of Defense Observational Studiesr [Member]
Product Information [Line Items]
Total net revenue							$ 19,442

[1]	Patient services fees include direct billing for CyPath® Lung diagnostic test of approximately $332,000 and $24,000 for the nine months ended September 30, 2024 and 2023.
[2]	Patient services fees includes direct billing for CyPath® Lung diagnostic test.
[3]	Other revenues include pre-acquisition CyPath® Lung royalty income and laboratory services.
[4]	Other revenues include pre-acquisition CyPath® Lung royalty income and laboratory services.